INVESTMENTS (AVAILABLE FOR SALE SECURITIES) (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Fair Value	$ 713	$ 2,026
Available For Sale Securities Debt Maturities Amortized Cost [Abstract]
Due in one year or less, Amortized Cost	102
Due in years two through five, Amortized Cost	184
Due in years six through ten, Amortized Cost	302
Due after ten years, Amortized Cost	60
Subtotal	648
Debt Maturities, Amortized Cost Basis	694
Available-for-sale Securities, Debt Maturities, Fair Value [Abstract]
Due in one year or less, Fair Value	104
Due in years two through five, Fair Value	198
Due in years six through ten, Fair Value	311
Due after ten years, Fair Value	60
Subtotal	673
Available For Sale Securities, Debt Maturities, Fair Value	697
Available For Sale Fixed Maturities Proceeds Gross Gains And Gross Losses From Sales And Other Than Temporary Impairments [Abstract]
Proceeds from sales	1,200	13	20
Gross gains on sales	84	2	1
Gross losses on sales	9	0	1
Total other-than-temporary impairment losses	(6)	(7)	(2)
Portion of loss recognized in other comprehensive income (loss)	0	0	0
Credit losses recognized in earnings (loss)	(6)	(7)	(2)
Fixed Maturities - Credit Loss Impairments
Balance beginning of period	(72)	(74)
Previously recognized impairments on securities that matured, paid, prepaid or sold	18	9
Recognized impairments on securities impaired to fair value this period	0	0
Impairments recognized this period on securities not previously impaired	(6)	(6)
Additional impairments this period on securities previously impaired	0	(1)
Increases due to passage of time on previously recorded credit losses	0	0
Accretion of previously recognized impairments due to increases in expected cash flows	0	0
Balances at December 31,	(60)	(72)	(74)
Protective Life [Member]
Available For Sale Fixed Maturities Proceeds Gross Gains And Gross Losses From Sales And Other Than Temporary Impairments [Abstract]
Proceeds from sales	1,090
Gross gains on sales	81
Gross losses on sales	6
Corporate [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	608	1,553
Gross Unrealized Gains	33	167
Gross Unrealized Losses	8	1
Fair Value	633	1,719
US Treasury Government And Agency [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	34	106
Gross Unrealized Gains		7
Fair Value	34	113
State and Political Sub-divisions [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	6	25
Gross Unrealized Gains		3
Fair Value	6	28
Foreign Govts [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost		2
Fair Value		2
Commercial Mortgage-backed [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	46	57
Gross Unrealized Gains	1	5
Gross Unrealized Losses	23	27
Fair Value	24	35
OTTI in AOCI (3)	1	2
Available For Sale Securities Debt Maturities Amortized Cost [Abstract]
AFS without a single maturity date, amortized cost	46
Available-for-sale Securities, Debt Maturities, Fair Value [Abstract]
AFS without a single maturity date, Fair Value	24
Residential Mortgage-backed [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost		19
Gross Unrealized Gains		1
Fair Value		20
Asset-backed [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost		9
Gross Unrealized Gains		2
Fair Value		11
Redeemable preferred stock [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	18	97
Gross Unrealized Gains		2
Gross Unrealized Losses	2	1
Fair Value	16	98
Fixed Maturities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	712	1,868
Gross Unrealized Gains	34	187
Gross Unrealized Losses	33	29
Fair Value	713	2,026
OTTI in AOCI (3)	$ 1	$ 2